SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
18. SHARE BASED COMPENSATION

2005 Share Incentive Plan

On February 4, 2005, the Group adopted the 2005 Share Incentive Plan, or the “2005 Plan”, under which the Group may grant options to purchase up to 50,000 ordinary shares of the Company to its employees, outside directors and consultants. The Board of Directors subsequently raised the number of options to be granted to 676,078 shares on November 14, 2008. Following the Company’s IPO, the Company no longer grants any awards under the 2005 plan. However, the 2005 plan will continue to govern the terms and conditions of any outstanding awards previously granted there under. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2005 Plan or other right shall again be available for the purposes of the 2005 Plan.

An individual who owns more than 10% of the total combined voting power of all classes of outstanding stock of the Company or any parent or subsidiary of the Company shall not be eligible for designation as an optionee or purchaser unless:

(i)	the per share exercise price shall be not less than 110% of the fair market value per share on the date of grant;

(ii)	the purchase price shall be not less than 100% of the fair market value per share on the date of grant; and

(iii)	in the case of an Incentive Shares Option (“ISO”), such ISO by its terms is not exercisable after the expiration of five years from the date of grant.

The 2005 Plan was approved and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. Option awards are granted with an exercise price determined by the Board of Directors; those option awards generally vest based on 4 years of continuous service and expire in 10 years. As of December 31, 2016, all option awards of the 2005 Plan were expired.

2010 Equity Incentive Plan

On June 1, 2010, the Group adopted the 2010 Equity Incentive Plan, or the “2010 Plan”, which became effective upon the completion of the IPO on August 5, 2010. The 2010 Plan allows the Company to offer a variety of incentive awards to employees, outside directors and consultants. Under the plan, the Group may grant up to 633,333 Class A Ordinary Shares of the Company to its employees, outside directors and consultants, plus (i) any shares that, as of the completion of the IPO, have been reserved but not issued pursuant to awards granted under the 2005 Plan and are not subject to any awards granted there under, and (ii) any shares subject to awards granted under the 2005 Plan that expire or otherwise terminate without having been exercised in full, and shares issued pursuant to awards granted under the 2005 Plan that are forfeited to or repurchased by the Company, with the maximum number of shares to be added to the 2010 Plan pursuant to clauses (i) and (ii) above equal to 333,333 Class A Ordinary Shares; provided, however, that there shall be an annual increase on the first day of each fiscal year beginning with the 2011 Fiscal Year, in an amount equal to the least of (i) 833,333 Class A Ordinary Shares, (ii) 5% of the outstanding Class A Ordinary Shares on the last day of the immediately preceding fiscal year or (iii) such number of Class A Ordinary Shares determined by the Board of Directors. In the event that any outstanding option or other right for any reason expires, is cancelled, or otherwise terminated, the shares allocable to the unexercised portion of the 2010 Plan or other right shall again be available for the purposes of the 2010 Plan.

The 2010 Plan was approved by the Board of Directors and shareholders, and will terminate automatically 10 years after its adoption, unless terminated earlier at the Board of Directors’ discretion. The exercise price will not be less than the fair market value of the Company’s ordinary shares on the date of grant and the term may not exceed 10 years. In the case of an ISO granted to an employee of the Company or any parent or subsidiary of the Company who, at the time the ISO is granted, owns stock representing more than 10% of the voting power of all classes of shares of the Company or any parent or subsidiary, the exercise price shall be no less than 110% of the fair market value on the date of grant, and the term of the ISO shall be no less than 5 years from the date of grant.

Share options

As of December 31, 2016 and 2017, options granted to employees to purchase 226,696 and 223,895 ordinary shares and to non-employees to purchase 29,921 and 29,921 ordinary shares were outstanding, and options to purchase 939,177 and 941,978 ordinary shares were still available for future grants. It is the Company’s policy to issue new shares upon share option exercise.

A summary of the share option activity as of December 31, 2015, 2016 and 2017 is as follows:

	Year ended December 31, 2015				Year ended December 31, 2016				Year ended December 31, 2017
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		RMB		RMB		RMB		RMB		RMB		RMB

Outstanding at beginning of year	427,273	503.40	3.49	175	387,350	3.08	2.59	3,836	256,617	3.30	2.84	4,499
Granted	-	-	-	-	-	-	-	-	-	-	-	-
Exercised	-	-	-	-	-	-	-	-	-	-	-	-
Forfeited or expired	(39,923)	3.08	-	-	(130,733)	3.30	-	-	(2,801)	3.09	-	-
Outstanding at end of year	387,350	3.08	2.59	3,836	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186
Exercisable at end of year	387,350	3.08	2.63	1,435	256,617	3.30	2.84	4,499	253,816	3.09	1.86	1,186
Expected to be vested	-	-	-	-	-	-	-	-	-	-	-	-

On June 26, 2015, the Company offered its employees (including officers) the opportunity to exchange all outstanding options to purchase shares of the Company’s Class A ordinary shares granted under our 2005 Plan and granted on or prior to November 19, 2011 under our 2010 Plan, that have an exercise price per share greater than $0.4749 (equals to RMB 3.08, the “Eligible Options”), which price is based upon the 30 days’ average trading price of the Company’s Class A ordinary shares as of May 11, 2015, as approved by the company’s board members, for new options to be issued under our 2010 Plan. Each Eligible Option would be exchanged on a one-for-one basis, for the grant of a new option to purchase shares of the Company’s Class A ordinary shares under the 2010 Plan. By December 31, 2015, all options outstanding were granted under 2010 Plan. Incremental share-based compensation expenses regarding exchange of share options recognized in 2015 was amounting to RMB 5,238.

Management of the Group is responsible for determining the fair value of options granted and have considered a number of factors when making this determination, including valuations. The Group has not granted options during the year of 2016 and 2017.

The Company recorded share-based compensation expenses (reversals) of RMB (3,645), RMB nil and nil for the share options during the years ended December 31, 2015, 2016 and 2017, respectively, attributed based on a straight-line basis over the requisite service period for the entire award, adjusted by forfeiture rate. The Company did not capitalize any of the share-based compensation expenses as part of the cost of any assets during the years ended December 31, 2015, 2016 and 2017. Total fair values of option vested were RMB 83, RMB nil and nil for employees and RMB 4, RMB nil and nil for non-employees during the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2016 and 2017, all share options were vested.

Restricted stock awards

On October 14, 2014, the Board of Directors granted the restricted stock to each member of the Board who is not an employee of the Group. The number of shares of restricted stock subject to each award shall be determined by dividing US$ 200 by the Cayman Court approved price US$ 1.480 per share of the Group’s ordinary shares on May 14, 2014. Total numbers of shares of restricted stock were 811,359. The awards shall vest at a rate of 1/36 per month on the 14th day of each month during the first three anniversaries of May 14, 2014, subject to continued service on the Board. As of December 31, 2016 and 2017, 225,377 and 93,906 shares were vested respectively. In 2016 and 2017, 225,377 and 93,906 shares were issued to the members of the Board respectively.

On May 18, 2015, the Board of Directors granted 86,473 shares of the restricted stock to existing employees whose old options have expired by their terms. All restricted stock subject to this award shall fully vest as of May 18, 2015. In 2016 and 2017,  6,666 and nil of vested shares were issued respectively to existing employees whose old options were expired.

On May 18, 2015, the Board of Directors granted 510,000 shares of the restricted stock to employees and new hires. Twenty-five percent of the awards shall vest on the one year anniversary of the grant date, and the remainder shall vest in equal and continuous monthly installments over the following thirty-six months thereafter, subject to participant's continuing service through each vesting date. In 2016 and 2017, 201,875 and 127,500 shares of restricted stock were vested respectively, with 201,875 and 122,353 of the vested shares separately issued to the board members in 2016 and 2017.

A summary of the restricted stock awards as of December 31, 2016 and 2017 is as follows:

	Year ended December 31, 2016
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	861,522	21.94	2.59
Granted	-	-	-
Issued	(433,918)	22.94	-
Forfeited or expired	(12,083)	21.72	2.39
Outstanding at end of year	415,521	22.28	1.89
Shares vested but not issued at end of year	34,962	22.73	-

	Year ended December 31, 2017
	Shares	Grant-date fair value	Weighted Average Remaining Contractual Term
		RMB
Outstanding at beginning of year	415,521	22.28	1.89
Granted	-	-	-
Issued	(216,259)	21.25	-
Forfeited or expired	(2,625)	20.36	1.47
Outstanding at end of year	196,637	20.50	1.29
Shares vested but not issued at end of year	49,500	21.44	-

The Company recorded share-based compensation expenses of RMB 9,076, RMB 7,828 and RMB 4,640 in general and administrative expense for the restricted stock awards for the years ended December 31, 2015, 2016 and 2017, respectively, and the unrecognized share-based compensation expenses was amounting to RMB 8,616 and RMB 3,575 as of December 31, 2016 and 2017, respectively.